Schedule of Investments

March 31, 2024 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 23.6%

Communication Services - 1.7%
ALPHABET INC. (C) (1)	7,230	1,100,840
META PLATFORMS INC	1,719	834,712
NETFLIX INC (1)	254	154,262
TELEPHONE & DATA SYS INC DEL NEW	971	15,555
VERIZON COMMUNICATIONS INC	1,511	63,402

		2,168,771

Consumer Discretionary - 3.6%
AMAZON.COM INC (1)	5,357	966,296
BEST BUY CO INC	827	67,839
BURLINGTON STORES INC (1)	66	15,325
DR HORTON INC	2,069	340,454
EBAY INC	2,303	121,552
GARMIN LIMITED	3,651	543,524
HOME DEPOT INC	845	324,142
JAKKS PACIFIC INC (1)	206	5,088
KB HOME	476	33,739
LA Z BOY INC	179	6,734
LEGGETT & PLATT INC	6,995	133,954
LENNAR CORP	3,974	683,449
LOWES COMPANIES INC	260	66,230
MOHAWK INDS INC (1)	1,842	241,099
OLLIE'S BARGAIN OUTLET HOLDINGS INC (1)	519	41,297
PULTEGROUP INC	1,329	160,304
QURATE RETAIL INC (A) (1)	353	434
ROSS STORES INC	3,601	528,483
SONOS INC (1)	83	1,582
TEMPUR SEALY INTERNATIONAL INC	217	12,330
THE AARON'S COMPANY INC	212	1,590
TJX COMPANIES INC	2,165	219,574
TOLL BROS INC	488	63,133
Town Sports International (1)(4)	464	0
TUPPERWARE BRANDS CORP (1)	164	220
WHIRLPOOL CORP	1,167	139,608

		4,717,980

Consumer Staples - 1.0%
CASEYS GEN STORES INC	200	63,690
COSTCO WHOLESALE CORP	491	359,721
KROGER CO	3,346	191,157
MONDELEZ INTERNATIONAL INC (A)	445	31,150
PERFORMANCE FOOD GROUP CO (1)	537	40,082
TARGET CORPORATION	820	145,312
WALGREEN BOOTS ALLIANCE INC	1,462	31,711
WALMART INC	6,016	361,983

		1,224,806

Energy - 1.6%
CHENIERE ENERGY INC	1,187	191,439
CHEVRON CORP	2,044	322,421
CONOCOPHILLIPS	2,237	284,725
DEVON ENERGY CORP	1,689	84,754
DT MIDSTREAM INC	123	7,515

EOG RESOURCES INC	1,741	222,569
EXXON MOBIL CORP	2,197	255,379
HF SINCLAIR CORPORATION	73	4,407
ONEOK INC NEW	1,874	150,239
PIONEER NATURAL RESOURCES	1,693	444,413
TEEKAY CORPORATION (1)	65	473
VALERO ENERGY CORP	802	136,893
Westmoreland Coal Co (1)(4)	410	0

		2,105,227

Financials - 3.9%
ALLY FINANCIAL INC	3,216	130,537
AMERIPRISE FINANCIAL, INC	712	312,169
AXIS CAPITAL HLDGS LTD	2	130
BANK OF NEW YORK MELLON CORP	2,047	117,948
Berkshire Hathaway Class B (1)	5,464	2,297,721
CAPITAL ONE FINL CORP	1,632	242,988
CITIZENS FINANCIAL GROUP INC	422	15,314
FIRST AMERICAN FINANCIAL CORP	377	23,016
HEARTLAND FINL USA INC	353	12,408
MASTERCARD INCORPORATED	2,728	1,313,723
MEDLEY MANAGEMENT INC (1)(4)	25	0
NORTHERN TRUST CORP	2,136	189,933
PROG HOLDINGS INC	110	3,788
RAIT Financial Trust (1)(4)	368	0
REINSURANCE GRP OF AMER INC	216	41,662
STATE STREET CORP	3,665	283,378
SYNCHRONY FINANCIAL	977	42,128
WAFD INC	118	3,426

		5,030,269

Healthcare - 2.0%
ABBVIE INC	428	77,939
AMNEAL PHARMACEUTICALS INC (1)	442	2,679
BRISTOL-MYERS SQUIBB CO	1,473	79,881
CENTENE CORPORATION (1)	1,858	145,816
CENTOGENE N.V. (1)	138	98
ELEVANCE HEALTH INC	720	373,349
ELI LILLY & CO	469	364,863
ENCOMPASS HEALTH CORPORATION	668	55,163
GILEAD SCIENCE INC	2,569	188,179
HUMANA INC	7	2,427
JOHNSON AND JOHNSON	3,125	494,344
MCKESSON CORP	534	286,678
PALATIN TECHNOLOGIES INC NEW (1)	34	64
QUEST DIAGNOSTICS INC	537	71,480
THE CIGNA GROUP	362	131,475
UNITEDHEALTH GROUP INC (DEL)	546	270,106
ZOETIS INC	374	63,285

		2,607,826

Industrials - 2.7%
A. O. SMITH CORP	1,548	138,484
AECOM	2,961	290,415
AGCO CORP	343	42,196
AIR LEASE CORP	142	7,304
APPLIED INDUSTRIAL TECH INC	203	40,103
BOISE CASCADE COMPANY	47	7,208
BUILDERS FIRSTSOURCE INC (1)	226	47,132
DELTA AIR LINES INC. (NEW)	1,467	70,225
EAGLE BULK SHIPPING INC (1)	1,320	82,460
EMCOR GROUP INC	253	88,601
FASTENAL CO	2,644	203,958
FERGUSON PLC	1,416	309,297
FORTUNE BRANDS INNOVATIONS INC	1,459	123,534

GENCO SHIPPING & TRADING LTD		1,356	27,567
GRACO INC		231	21,589
GRAINGER W W INC		17	17,294
JOHNSON CONTROLS INTERNATIONAL PLC		933	60,944
MATSON INC		56	6,294
MDU RESOURCES GROUP INC		185	4,662
MSC INDUSTRIAL DIRECT CO INC		2,483	240,950
NORFOLK SOUTHERN CORP		691	176,115
OWENS CORNING INC		1,799	300,073
QUANTA SERVICES INC		64	16,627
TRANE TECHNOLOGIES PLC		492	147,698
UFP Industries, Inc.		761	93,611
UNION PACIFIC CORP		2,146	527,766
UNITED AIRLINES HOLDINGS INC (1)		1,606	76,895
VERISK ANALYTICS INC		215	50,682
WASTE MANAGEMENT INC		1,085	231,268

			3,450,952

Information Technology - 6.6%
ADVANCED MICRO DEVICES INC (1)		978	176,519
ANALOG DEVICES INC		3,046	602,468
APPLE INC		795	136,327
APPLIED MATERIALS INC		2,337	481,960
BROADCOM INC		511	677,285
CONSENSUS CLOUD SOLUTIONS, INC. (1)		477	7,565
DOCUSIGN INC (1)		451	26,857
ENPHASE ENERGY INC (1)		694	83,960
FIRST SOLAR INC (1)		1,013	170,994
GLOBALFOUNDRIES INC. (1)		11	573
INTEL CORP		4,561	201,459
MARVELL TECHNOLOGY INC.		160	11,341
MICROCHIP TECH INC		3,522	315,959
MICRON TECH INC		813	95,845
MICROSOFT CORP		3,950	1,661,844
NVIDIA CORP		1,813	1,638,154
ON SEMICONDUCTOR CORP (1)		413	30,376
ORACLE CORPORATION		1,006	126,364
PALANTIR TECHNOLOGIES INC (1)		559	12,863
QORVO INC (1)		432	49,607
QUALCOMM INC		4,570	773,701
SKYWORKS SOLUTIONS INC		2,746	297,447
TEXAS INSTRUMENTS INC		4,620	804,850
UNIVERSAL DISPLAY CORP		114	19,203

			8,403,521

Materials - 0.2%
SYLVAMO CORPORATION		494	30,500
VULCAN MATERIALS CO		898	245,082

			275,582

Real Estate Investment Trust - 0.1%
COSTAR GROUP INC (1)		1,487	143,644
Spirit MTA REIT Liquidating Trust (1)(4)		477	0

			143,644

Utilities - 0.2%
ENTERGY CORP		990	104,623
NEXTERA ENERGY INC		1,740	111,203
XCEL ENERGY INCORPORATED		377	20,264

			236,090

Total Common Stocks (United States)	(Cost	$25,353,651)	30,364,670

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		153	4,025

Total Preferred Stock (United States)	(Cost	$3,824)	4,025

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		4	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		1	0
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		1	0

Total Warrants (United States)	(Cost	$312)	0

Registered Investment Companies - 67.6%

U.S. Fixed Income - 64.0%
Baird Core Plus Bond Fund - Class I		2,205,300	22,185,314
BBH Limited Duration Fund - Class I		51	531
BRANDYWINEGLOBAL HIGH YIELD CLASS I		664,427	6,763,865
DODGE & COX INCOME FUND CLASS I		1,419,305	17,670,345
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND CLASS Z		632,675	6,832,894
FIDELITY ADVISOR TOTAL BOND FUND CLASS Z		2,428,824	22,976,676
Frost Total Return Bond Fund - Class I		630,580	6,110,323
PGIM Short-Term Corporate Bond Fund - Class R6		889	9,314

			82,549,262

International Fixed Income - 3.6%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		51,037	4,576,488

			4,576,488

Total Registered Investment Companies	(Cost	$84,011,011)	87,125,749

Money Market Registered Investment Companies - 8.8%

Meeder Institutional Prime Money Market Fund, 5.33% (2)		11,262,532	11,263,658

Total Money Market Registered Investment Companies	(Cost	$11,254,750)	11,263,658

Total Investments - 100.0%	(Cost	$120,623,548)	128,758,102

Liabilities less Other Assets - (0.0%)			(36,641)

Total Net Assets - 100.0%			128,721,461

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,538	20,886
Meeder Dynamic Allocation Fund - Retail Class		4,065	60,081
Meeder Muirfield Fund - Retail Class		2,825	28,420
Meeder Conservative Allocation Fund - Retail Class		455	10,347

Total Trustee Deferred Compensation	(Cost	$94,772)	119,734

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	2	6/21/2024	615,480	20,818
Mini MSCI EAFE Index Futures	31	6/21/2024	3,653,505	15,899
Mini MSCI Emerging Markets Index Futures	20	6/21/2024	1,049,000	(9,669)
Russell 2000 Mini Index Futures	30	6/21/2024	3,218,850	80,068
Standard & Poors 500 Mini Futures	(4)	6/21/2024	(1,061,700)	(19,962)

Total Futures Contracts	79		7,475,135	87,154

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$128,758,102	$87,154
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$128,758,102	$87,154

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2024.

(3)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Exchange-traded fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.